SHAREHOLDERS' EQUITY (Schedule Of Outstanding and Exercisable Options) (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
$0.28 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 0.28	[1]
Number of options Outstanding and exercisable at end of year | shares	361,993
Weighted average remaining contractual life of outstanding options	5 months 1 day
$0.29 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 0.29	[1]
Number of options Outstanding and exercisable at end of year | shares	203,438
Weighted average remaining contractual life of outstanding options	5 months 1 day
$3.16 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 3.16	[1]
Number of options Outstanding and exercisable at end of year | shares	149,948
Weighted average remaining contractual life of outstanding options	1 year 8 months 15 days
$3.75 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 3.75	[1]
Number of options Outstanding and exercisable at end of year | shares	211,173
Weighted average remaining contractual life of outstanding options	2 years 7 days
$5.11 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 5.11	[1]
Number of options Outstanding and exercisable at end of year | shares	70,756
Weighted average remaining contractual life of outstanding options	2 years 3 months 3 days
$7.00 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 7	[1]
Number of options Outstanding and exercisable at end of year | shares	41,000
Weighted average remaining contractual life of outstanding options	2 years 7 months 9 days
$9.85 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 9.85	[1]
Number of options Outstanding and exercisable at end of year | shares	565,129
Weighted average remaining contractual life of outstanding options	3 years 2 months 4 days
$12.16 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 12.16	[1]
Number of options Outstanding and exercisable at end of year | shares	28,558
Weighted average remaining contractual life of outstanding options	3 years 4 months 6 days
$21.62 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise prices | $ / shares	$ 21.62	[1]
Number of options Outstanding and exercisable at end of year | shares	6,500
Weighted average remaining contractual life of outstanding options	3 years 10 months 9 days

[1]	In U.S. dollars per Ordinary Share